Statutory Reserves and Restricted Net Assets	12 Months Ended
Aug. 31, 2017
Statutory Reserves And Restricted Net Assets [Abstract]
Statutory Reserves and Restricted Net Assets
22.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant PRC laws and regulations applicable to the Group’s entities in the PRC, the Group is required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable reserves, which include a statutory surplus reserve and a statutory welfare reserve. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as reserve fund, and in private school sector, the PRC laws and regulations require that annual appropriations of 25% of after-tax income should be set aside prior to payments of dividend as development fund. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the PRC entity registered capital.

The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended August 31, 2015, 2016, and 2017, the Group made apportions of nil, nil and nil to the statutory surplus reserve fund, respectively, and RMB 11,873, RMB 23,793 and RMB 17,132 to the development fund, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital, additional paid-incapital and the statutory reserves of the Company’s PRC subsidiaries, affiliates and VIEs. As of August 31, 2016, and 2017, paid-in capital, additional paid-in capital and statutory reserve of such entities were RMB 2,000 and RMB 2,000, RMB 236,515 and RMB 1,401,615, and RMB 47,813 and RMB 64,945, respectively. As of August 31, 2016, and 2017, the total of restricted net assets was therefore RMB 186,371, and RMB 425, 024, respectively.